UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Global Equity Fund

QUARTERLY REPORT

January 31, 2012

PORTFOLIO OF INVESTMENTS

1/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.1%
Aerospace - 3.4%
Honeywell International, Inc.	254,050	$14,745,061
United Technologies Corp.	121,380	9,510,123

		$24,255,184
Alcoholic Beverages - 6.3%
Carlsberg Group	50,358	$3,824,243
Diageo PLC	727,354	16,069,225
Heineken N.V.	349,023	16,124,976
Pernod Ricard S.A.	90,521	8,689,816

		$44,708,260
Apparel Manufacturers - 4.5%
Burberry Group PLC	130,014	$2,749,437
Compagnie Financiere Richemont S.A.	139,454	7,893,051
LVMH Moet Hennessy Louis Vuitton S.A.	87,747	14,186,494
NIKE, Inc., “B”	66,780	6,944,452

		$31,773,434
Automotive - 0.3%
Harley-Davidson, Inc.	42,330	$1,870,563

Broadcasting - 5.5%
Omnicom Group, Inc.	205,220	$9,360,084
Viacom, Inc., “B”	60,290	2,836,042
Walt Disney Co.	456,220	17,746,958
WPP Group PLC	783,187	9,200,559

		$39,143,643
Brokerage & Asset Managers - 0.7%
Deutsche Boerse AG (a)	82,615	$4,862,905

Business Services - 3.7%
Accenture PLC, “A”	232,710	$13,343,591
Adecco S.A.	53,940	2,556,656
Brenntag AG	25,904	2,708,665
Compass Group PLC	855,420	7,939,548

		$26,548,460
Chemicals - 1.8%
3M Co.	151,440	$13,131,362

Computer Software - 3.5%
Autodesk, Inc. (a)	141,524	$5,094,864
Dassault Systemes S.A.	66,382	5,503,347
Oracle Corp.	513,940	14,493,108

		$25,091,319
Computer Software - Systems - 1.0%
Canon, Inc.	170,700	$7,368,184

Conglomerates - 0.3%
Smiths Group PLC	136,990	$2,072,341

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 1.1%
Sherwin-Williams Co.	76,840	$7,494,205

Consumer Products - 6.6%
Beiersdorf AG	45,957	$2,759,235
Colgate-Palmolive Co.	107,000	9,707,040
International Flavors & Fragrances, Inc.	27,680	1,544,821
Procter & Gamble Co.	112,845	7,113,749
Reckitt Benckiser Group PLC	333,863	17,761,180
Svenska Cellulosa Aktiebolaget	466,418	7,789,061

		$46,675,086
Electrical Equipment - 4.0%
Amphenol Corp., “A”	122,590	$6,672,574
Legrand S.A.	271,544	9,366,443
Rockwell Automation, Inc.	24,220	1,886,011
Schneider Electric S.A.	170,345	10,579,483

		$28,504,511
Electronics - 2.8%
Hoya Corp.	287,300	$6,091,273
Microchip Technology, Inc.	100,730	3,717,944
Samsung Electronics Co. Ltd.	10,090	9,943,143

		$19,752,360
Energy - Independent - 0.9%
INPEX Corp.	960	$6,549,462

Energy - Integrated - 0.4%
Royal Dutch Shell PLC	74,617	$2,643,083

Food & Beverages - 6.7%
Dr Pepper Snapple Group, Inc.	132,660	$5,149,861
Groupe Danone	203,184	12,540,585
J.M. Smucker Co.	82,069	6,465,396
Nestle S.A.	376,988	21,603,603
PepsiCo, Inc.	30,240	1,985,861

		$47,745,306
Food & Drug Stores - 2.2%
Lawson, Inc.	34,300	$2,083,561
Tesco PLC	787,581	3,966,460
Walgreen Co.	292,110	9,744,790

		$15,794,811
Gaming & Lodging - 0.6%
Ladbrokes PLC	465,833	$1,040,163
William Hill PLC	968,284	3,428,522

		$4,468,685
General Merchandise - 1.2%
Target Corp.	160,480	$8,153,989

Insurance - 1.3%
AXA	263,788	$4,004,281
Swiss Re Ltd.	90,899	4,930,567

		$8,934,848

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 6.8%
Bank of New York Mellon Corp.	484,473	$9,752,441
Erste Group Bank AG (l)	153,287	3,366,514
Goldman Sachs Group, Inc.	67,570	7,532,028
Julius Baer Group Ltd.	162,890	6,618,236
Standard Chartered PLC	388,363	9,387,810
State Street Corp.	294,850	11,552,223

		$48,209,252
Medical Equipment - 7.4%
DENTSPLY International, Inc.	161,630	$6,099,916
Medtronic, Inc.	303,110	11,690,953
Sonova Holding AG	36,060	3,684,349
St. Jude Medical, Inc.	269,450	11,238,760
Thermo Fisher Scientific, Inc. (a)	229,600	12,145,840
Waters Corp. (a)	93,200	8,068,324

		$52,928,142
Network & Telecom - 1.1%
Cisco Systems, Inc.	398,640	$7,825,303

Oil Services - 1.8%
National Oilwell Varco, Inc.	97,310	$7,198,994
Schlumberger Ltd.	73,990	5,561,828

		$12,760,822
Other Banks & Diversified Financials - 5.6%
Aeon Credit Service Co. Ltd.	146,700	$2,246,115
American Express Co.	142,470	7,143,446
Banco Santander Brasil S.A., ADR	394,510	3,597,931
Credicorp Ltd.	13,800	1,568,508
ICICI Bank Ltd.	182,262	3,325,466
Komercni Banka A.S.	20,683	3,951,982
UBS AG (a)	492,691	6,706,592
Visa, Inc., “A”	115,180	11,591,715

		$40,131,755
Pharmaceuticals - 4.5%
Bayer AG	184,682	$12,933,834
Johnson & Johnson	80,080	5,278,073
Merck KGaA	83,137	8,673,689
Roche Holding AG	31,717	5,368,287

		$32,253,883
Railroad & Shipping - 1.9%
Canadian National Railway Co.	153,156	$11,551,026
Kuehne & Nagel International AG	16,070	2,019,879

		$13,570,905
Specialty Chemicals - 7.6%
Akzo Nobel N.V.	200,344	$10,422,125
L’Air Liquide S.A.	54,201	6,821,769
Linde AG	145,279	23,050,905
Praxair, Inc.	61,500	6,531,300
Shin-Etsu Chemical Co. Ltd.	136,000	7,065,862

		$53,891,961
Specialty Stores - 1.6%
Hennes & Mauritz AB, “B”	112,990	$3,699,063

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - continued
Sally Beauty Holdings, Inc. (a)	160,280	$3,304,974
Urban Outfitters, Inc. (a)	157,410	4,171,365

		$11,175,402
Trucking - 1.7%
United Parcel Service, Inc., “B”	160,540	$12,144,851

Utilities - Electric Power - 0.3%
Red Electrica de Espana	52,019	$2,392,748
Total Common Stocks		$704,827,025

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	6,718,796	$6,718,796

Collateral for Securities Loaned - 0.4%
Morgan Stanley Repurchase Agreement, 0.20%, dated 1/31/12, due 2/01/12, total to be received $2,468,377 (secured by U.S. Treasury and Federal Agency obligations valued at $2,517,730 in an individually traded account), at Value	$2,468,363	$2,468,363
Total Investments		$714,014,184

Other Assets, Less Liabilities - (0.4)%		(2,506,244)
Net Assets - 100.0%		$711,507,940

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

1/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$704,827,025	$—	$—	$704,827,025
Short Term Securities	—	2,468,363	—	2,468,363
Mutual Funds	6,718,796	—	—	6,718,796
Total Investments	$711,545,821	$2,468,363	$—	$714,014,184

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $307,364,438 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price

5

Supplemental Information (unaudited) – continued

due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$614,146,497
Gross unrealized appreciation	$131,675,356
Gross unrealized depreciation	(31,807,669)
Net unrealized appreciation (depreciation)	$99,867,687

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,616,851	44,714,840	(43,612,895)	6,718,796

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,517	$6,718,796

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2012, are as follows:

United States	47.0%
United Kingdom	10.3%
France	10.1%
Switzerland	8.6%
Germany	7.7%
Japan	4.4%
Netherlands	4.1%
Canada	1.6%
Sweden	1.6%
Other Countries	4.6%

6

MFS® Global Total Return Fund

QUARTERLY REPORT

January 31, 2012

PORTFOLIO OF INVESTMENTS

1/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 58.5%
Aerospace - 3.4%
Cobham PLC	785,005	$2,264,967
Honeywell International, Inc.	96,230	5,585,189
Lockheed Martin Corp.	129,250	10,639,860
Northrop Grumman Corp.	36,180	2,100,249
United Technologies Corp.	78,830	6,176,331

		$26,766,596
Alcoholic Beverages - 1.1%
Heineken N.V.	196,708	$9,087,974

Automotive - 0.6%
Johnson Controls, Inc.	70,020	$2,224,535
USS Co. Ltd.	26,110	2,493,844

		$4,718,379
Broadcasting - 1.9%
Fuji Television Network, Inc.	1,382	$2,135,917
Nippon Television Network Corp.	14,830	2,295,907
Omnicom Group, Inc.	74,010	3,375,596
Viacom, Inc., “B”	53,260	2,505,350
Walt Disney Co.	117,400	4,566,860

		$14,879,630
Brokerage & Asset Managers - 1.0%
Blackrock, Inc.	21,305	$3,877,510
Computershare Ltd.	175,416	1,424,662
Daiwa Securities Group, Inc.	648,000	2,329,467

		$7,631,639
Business Services - 2.8%
Accenture PLC, “A”	131,890	$7,562,573
Amadeus Holdings AG	189,170	3,241,514
Bunzl PLC	218,436	2,963,661
Compass Group PLC	438,490	4,069,828
Dun & Bradstreet Corp.	28,790	2,384,100
Nomura Research Institute Ltd.	107,700	2,451,581

		$22,673,257
Cable TV - 0.3%
Comcast Corp., “Special A”	104,840	$2,672,372

Chemicals - 1.4%
3M Co.	59,880	$5,192,195
Givaudan S.A.	3,064	2,860,954
PPG Industries, Inc.	38,400	3,439,872

		$11,493,021
Computer Software - 0.7%
Oracle Corp.	199,860	$5,636,052

Computer Software - Systems - 1.2%
International Business Machines Corp.	39,190	$7,547,994
Konica Minolta Holdings, Inc.	317,500	2,311,893

		$9,859,887

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 1.1%
Geberit AG	11,352	$2,344,395
Sherwin-Williams Co.	28,690	2,798,136
Stanley Black & Decker, Inc.	54,490	3,824,108

		$8,966,639
Consumer Products - 2.5%
Henkel KGaA, IPS	90,667	$5,591,847
Kao Corp.	222,000	5,842,718
Kose Corp.	65,500	1,617,305
Procter & Gamble Co.	35,500	2,237,920
Reckitt Benckiser Group PLC	86,889	4,622,409

		$19,912,199
Electrical Equipment - 1.1%
Danaher Corp.	62,210	$3,266,647
Legrand S.A.	105,555	3,640,938
Spectris PLC	64,165	1,548,013

		$8,455,598
Electronics - 1.6%
Halma PLC	275,545	$1,537,082
Intel Corp.	75,050	1,982,821
Samsung Electronics Co. Ltd.	4,158	4,097,482
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	360,514	5,076,037

		$12,693,422
Energy - Independent - 1.1%
Apache Corp.	32,200	$3,183,936
INPEX Corp.	180	1,228,024
Occidental Petroleum Corp.	42,120	4,202,312

		$8,614,272
Energy - Integrated - 3.4%
BP PLC	988,944	$7,337,623
Chevron Corp.	55,930	5,765,264
Exxon Mobil Corp.	73,280	6,136,467
Royal Dutch Shell PLC, “A”	217,324	7,672,797

		$26,912,151
Food & Beverages - 3.0%
General Mills, Inc.	95,200	$3,791,816
Groupe Danone	117,638	7,260,657
Nestle S.A.	168,731	9,669,267
PepsiCo, Inc.	46,740	3,069,416

		$23,791,156
Food & Drug Stores - 0.7%
CVS Caremark Corp.	55,300	$2,308,775
Lawson, Inc.	57,200	3,474,626

		$5,783,401
General Merchandise - 0.5%
Target Corp.	82,170	$4,175,058

Insurance - 3.6%
Aon Corp.	59,920	$2,901,926
Hiscox Ltd.	301,200	1,808,344
ING Groep N.V. (a)	383,369	3,489,199

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Jardine Lloyd Thompson Group PLC	147,432	$1,584,445
MetLife, Inc.	149,600	5,285,368
Prudential Financial, Inc.	53,850	3,082,374
Swiss Re Ltd.	65,936	3,576,518
Travelers Cos., Inc.	61,390	3,579,037
Zurich Financial Services AG	12,800	3,073,112

		$28,380,323
Leisure & Toys - 0.3%
Hasbro, Inc.	62,510	$2,182,224

Machinery & Tools - 0.7%
GLORY Ltd.	70,300	$1,530,146
Neopost S.A. (l)	33,324	2,353,831
Schindler Holding AG	13,936	1,618,423

		$5,502,400
Major Banks - 3.8%
Bank of New York Mellon Corp.	243,168	$4,894,972
Goldman Sachs Group, Inc.	31,700	3,533,599
HSBC Holdings PLC	680,594	5,680,927
JPMorgan Chase & Co.	175,440	6,543,912
State Street Corp.	63,840	2,501,251
Sumitomo Mitsui Financial Group, Inc.	52,500	1,670,329
Toronto-Dominion Bank	21,520	1,664,168
Wells Fargo & Co.	134,980	3,942,766

		$30,431,924
Medical & Health Technology & Services - 0.8%
Kobayashi Pharmaceutical Co. Ltd.	44,300	$2,278,352
Miraca Holdings, Inc.	51,700	1,935,189
Quest Diagnostics, Inc.	34,720	2,016,538

		$6,230,079
Medical Equipment - 1.8%
Becton, Dickinson & Co.	42,440	$3,327,720
Medtronic, Inc.	103,000	3,972,710
Smith & Nephew PLC	185,287	1,795,648
St. Jude Medical, Inc.	60,240	2,512,610
Synthes, Inc. (n)	16,252	2,768,402

		$14,377,090
Network & Telecom - 0.9%
Cisco Systems, Inc.	92,010	$1,806,156
Ericsson, Inc., “B”	435,972	4,053,690
Nokia Oyj	278,333	1,390,033

		$7,249,879
Oil Services - 0.3%
Transocean, Inc.	45,490	$2,151,677

Other Banks & Diversified Financials - 0.8%
DNB A.S.A.	259,681	$2,739,774
Hachijuni Bank Ltd.	172,000	1,008,712
MasterCard, Inc., “A”	6,100	2,168,977
Sapporo Hokuyo Holdings, Inc.	208,100	748,090

		$6,665,553

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Common Stocks - continued
Pharmaceuticals - 5.8%
Abbott Laboratories		121,850	$6,598,178
Bayer AG		96,742	6,775,132
GlaxoSmithKline PLC		390,339	8,672,856
Johnson & Johnson		144,340	9,513,449
Pfizer, Inc.		316,910	6,781,874
Roche Holding AG		34,893	5,905,844
Santen Pharmaceutical Co. Ltd.		52,700	2,157,229

			$46,404,562
Railroad & Shipping - 0.3%
Canadian National Railway Co.		34,700	$2,617,074

Real Estate - 0.5%
Deutsche Wohnen AG		186,595	$2,476,147
GSW Immobilien AG (a)		59,819	1,853,653

			$4,329,800
Specialty Chemicals - 0.4%
Shin-Etsu Chemical Co. Ltd.		60,400	$3,138,074

Specialty Stores - 0.2%
Esprit Holdings Ltd.		837,700	$1,235,708

Telecommunications - Wireless - 3.1%
KDDI Corp.		1,734	$10,988,218
NTT DoCoMo, Inc.		1,375	2,442,600
Vodafone Group PLC		4,030,530	10,848,033

			$24,278,851
Telephone Services - 1.8%
AT&T, Inc.		211,040	$6,206,686
China Unicom (Hong Kong) Ltd.		1,002,000	1,845,004
Royal KPN N.V.		307,452	3,370,122
TDC A.S.		227,673	1,774,642
Telecom Italia S.p.A.		1,633,458	1,366,384

			$14,562,838
Tobacco - 2.9%
British American Tobacco PLC		123,464	$5,675,157
Japan Tobacco, Inc.		1,153	5,672,724
Philip Morris International, Inc.		153,690	11,491,401

			$22,839,282
Trucking - 0.6%
Yamato Holdings Co. Ltd.		307,500	$5,087,346

Utilities - Electric Power - 0.5%
PG&E Corp.		93,400	$3,797,644
Total Common Stocks			$466,185,031

Bonds - 37.5%
Aerospace - 0.1%
Bombardier, Inc., 7.75%, 2020 (n)		$840,000	$953,400

Asset-Backed & Securitized - 1.4%
Bayview Commercial Asset Trust, FRN, 1.7%, 2023 (z)	CAD	560,000	$523,755
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049		$1,489,951	1,623,683

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Commercial Mortgage Asset Trust, FRN, 0.736%, 2032 (i)(z)	$9,359,278	$103,261
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049	995,797	1,069,372
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	995,797	1,105,725
First Union National Bank Commercial Mortgage, FRN, 1.788%, 2043 (i)(z)	836,961	449
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	496,907	474,547
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.004%, 2049	1,058,797	1,127,926
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.184%, 2051	1,813,786	1,928,426
Merrill Lynch Mortgage Trust, FRN, 6.027%, 2050	1,040,000	1,160,793
Merrill Lynch Mortgage Trust, FRN, “A3”, 6.027%, 2050	214,544	224,278
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.096%, 2051	2,070,000	2,165,160

		$11,507,375
Automotive - 0.1%
Ford Motor Credit Co. LLC, 7.8%, 2012	$1,050,000	$1,068,414

Broadcasting - 0.1%
NBCUniversal Media LLC, 5.15%, 2020	$728,000	$833,838

Building - 0.2%
Mohawk Industries, Inc., 6.875%, 2016	$800,000	$870,000
Owens Corning, Inc., 6.5%, 2016	770,000	851,528

		$1,721,528
Cable TV - 0.2%
DIRECTV Holdings LLC, 5.2%, 2020	$667,000	$736,864
Time Warner Cable, Inc., 5%, 2020	688,000	768,881

		$1,505,745
Chemicals - 0.2%
Ashland, Inc., 9.125%, 2017	$670,000	$751,238
Dow Chemical Co., 8.55%, 2019	580,000	768,846

		$1,520,084
Consumer Products - 0.1%
Whirlpool Corp., 8%, 2012	$680,000	$691,466

Containers - 0.1%
Crown Americas LLC, 7.625%, 2017	$740,000	$814,000

Emerging Market Quasi-Sovereign - 1.1%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	$710,000	$781,000
Banco do Brasil S.A., 5.875%, 2022 (n)	1,254,000	1,258,389
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	319,000	317,405
BNDES Participacoes S.A., 6.5%, 2019 (n)	192,000	222,528
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	1,196,000	1,258,192
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	305,000	323,829
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	271,000	281,996
Empresa Nacional del Petroleo, 6.25%, 2019	265,000	300,189
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	606,000	568,125
Pemex Project Funding Master Trust, 5.75%, 2018	523,000	579,223
Petrobras International Finance Co., 5.375%, 2021	1,482,000	1,553,056
Petroleos Mexicanos, 6%, 2020	408,000	456,960
Petroleos Mexicanos, 5.5%, 2021	232,000	251,140
SCF Capital Ltd., 5.375%, 2017 (n)	513,000	454,005

		$8,606,037

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Sovereign - 1.0%
Federative Republic of Brazil, 5.625%, 2041		$695,000	$799,250
Republic of Colombia, 6.125%, 2041		1,213,000	1,455,600
Republic of Lithuania, 6.625%, 2022 (z)		1,092,000	1,110,405
Republic of Peru, 7.35%, 2025		700,000	931,000
Republic of Peru, 5.625%, 2050		28,000	30,128
Republic of Philippines, 5.5%, 2026		770,000	862,400
Republic of Poland, 5%, 2022		236,000	239,304
Republic of South Africa, 5.5%, 2020		399,000	441,893
Republic of South Africa, 6.25%, 2041		422,000	474,750
United Mexican States, 7.5%, 2027	MXN	18,300,000	1,523,091

			$7,867,821
Energy - Independent - 0.1%
Anadarko Petroleum Corp., 6.2%, 2040		$350,000	$412,430
Encana Corp., 3.9%, 2021		450,000	440,510

			$852,940
Energy - Integrated - 0.2%
LUKOIL International Finance B.V., 6.125%, 2020 (n)		$1,148,000	$1,181,005

Financial Institutions - 0.1%
International Lease Finance Corp., 5.75%, 2016		$727,000	$716,738
SLM Corp., 6.25%, 2016		382,000	389,920

			$1,106,658
Food & Beverages - 0.4%
Anheuser-Busch InBev S.A., 5.375%, 2020		$672,000	$795,923
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (z)		429,000	437,854
Miller Brewing Co., 5.5%, 2013 (n)		685,000	725,634
Pernod Ricard S.A., 5.5%, 2042 (n)		156,000	164,037
Pernod-Ricard S.A., 4.45%, 2022 (n)		152,000	158,786
SABMiller Holdings, Inc., 3.75%, 2022 (z)		229,000	238,388
Tyson Foods, Inc., 6.6%, 2016		900,000	1,003,500

			$3,524,122
Food & Drug Stores - 0.1%
CVS Caremark Corp., 5.75%, 2017		$625,000	$737,983

Forest & Paper Products - 0.1%
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$368,000	$395,600

Insurance - 0.3%
American International Group, Inc., 4.875%, 2016		$830,000	$842,423
UnumProvident Corp., 6.85%, 2015 (n)		1,367,000	1,517,062

			$2,359,485
Insurance - Property & Casualty - 0.5%
AXIS Capital Holdings Ltd., 5.75%, 2014		$1,440,000	$1,511,628
Chubb Corp., 6.375% to 2017, FRN to 2067		730,000	744,600
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		804,000	710,996
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		1,259,000	1,183,460

			$4,150,684
International Market Quasi-Sovereign - 0.3%
Eksportfinans A.S.A., 1.875%, 2013		$1,435,000	$1,398,344
Statoil A.S.A., 4.25%, 2041		660,000	702,885

			$2,101,229

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - 19.8%
Federal Republic of Germany, 3.75%, 2013	EUR	3,068,000	$4,216,642
Federal Republic of Germany, 3.75%, 2015	EUR	3,694,000	5,314,164
Federal Republic of Germany, 3.25%, 2021	EUR	1,603,000	2,372,115
Federal Republic of Germany, 6.25%, 2030	EUR	2,281,000	4,559,632
Government of Australia, 5.75%, 2021	AUD	5,860,000	7,201,119
Government of Canada, 4.5%, 2015	CAD	3,651,000	4,044,683
Government of Canada, 4.25%, 2018	CAD	6,100,000	7,095,455
Government of Canada, 3.25%, 2021	CAD	2,101,000	2,335,259
Government of Canada, 5.75%, 2033	CAD	1,311,000	2,000,808
Government of Japan, 1.7%, 2017	JPY	689,500,000	9,662,960
Government of Japan, 1.1%, 2020	JPY	768,000,000	10,354,841
Government of Japan, 2.1%, 2024	JPY	537,650,000	7,754,998
Government of Japan, 2.2%, 2027	JPY	324,700,000	4,664,485
Government of Japan, 2.4%, 2037	JPY	283,150,000	4,123,570
Government of New Zealand, 6%, 2021	NZD	990,000	950,710
Kingdom of Belgium, 4.25%, 2021	EUR	1,881,000	2,565,897
Kingdom of Denmark, 3%, 2021	DKK	5,174,000	1,009,482
Kingdom of Norway, 3.75%, 2021	NOK	13,800,000	2,615,814
Kingdom of Spain, 4.6%, 2019	EUR	5,404,000	7,227,359
Kingdom of Sweden, 5%, 2020	SEK	28,470,000	5,322,352
Kingdom of the Netherlands, 3.75%, 2014	EUR	4,061,000	5,739,415
Kingdom of the Netherlands, 3.5%, 2020	EUR	302,000	439,942
Kingdom of the Netherlands, 5.5%, 2028	EUR	716,000	1,285,724
Republic of Austria, 4.65%, 2018	EUR	1,966,000	2,882,793
Republic of Finland, 3.875%, 2017	EUR	806,000	1,184,423
Republic of France, 6%, 2025	EUR	2,323,000	3,865,707
Republic of France, 4.75%, 2035	EUR	3,183,000	4,779,725
Republic of Iceland, 4.875%, 2016 (n)		$1,036,000	1,042,637
Republic of Italy, 4.75%, 2013	EUR	4,630,000	6,120,347
Republic of Italy, 5.25%, 2017	EUR	4,534,000	5,985,261
Republic of Italy, 3.75%, 2021	EUR	3,610,000	4,104,887
United Kingdom Treasury, 8%, 2015	GBP	3,395,000	6,852,504
United Kingdom Treasury, 5%, 2018	GBP	2,888,000	5,567,493
United Kingdom Treasury, 8%, 2021	GBP	1,673,000	4,029,684
United Kingdom Treasury, 4.25%, 2027	GBP	1,856,000	3,572,590
United Kingdom Treasury, 4.25%, 2036	GBP	2,502,000	4,846,702

			$157,692,179
Machinery & Tools - 0.1%
Case New Holland, Inc., 7.875%, 2017		$890,000	$1,025,725

Major Banks - 1.9%
ABN Amro Bank N.V., 4.25%, 2017 (z)		$455,000	$455,196
Bank of America Corp., 5.65%, 2018		1,935,000	1,979,611
BB&T Corp., 3.95%, 2016		1,290,000	1,409,800
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		1,100,000	869,000
Credit Suisse (USA), Inc., 6%, 2018		1,140,000	1,195,036
Goldman Sachs Group, Inc., 5.75%, 2022		564,000	584,608
HSBC USA, Inc., 4.875%, 2020		600,000	595,058
ING Bank N.V., FRN, 1.94%, 2014 (n)		1,260,000	1,213,806
Intesa Sanpaolo S.p.A., FRN, 2.906%, 2014 (n)		1,644,000	1,515,360
Macquarie Group Ltd., 6.25%, 2021 (n)		760,000	752,087
Morgan Stanley, 7.3%, 2019		980,000	1,068,937
PNC Financial Services Group, Inc., 5.125%, 2020		1,340,000	1,540,055
PNC Financial Services Group, Inc., FRN, 6.75%, 2049		50,000	51,734
Royal Bank of Scotland PLC, 6.125%, 2021		1,100,000	1,182,215

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
SunTrust Banks, Inc., 3.5%, 2017	$302,000	$309,461
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	770,000	627,219

		$15,349,183
Metals & Mining - 0.5%
ArcelorMittal, 9.85%, 2019	$381,000	$449,201
ArcelorMittal, 5.5%, 2021	820,000	801,429
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	1,213,000	1,150,657
Southern Copper Corp., 6.75%, 2040	290,000	306,678
Teck Resources Ltd., 10.75%, 2019	574,000	701,687
Vale Overseas Ltd., 5.625%, 2019	100,000	111,659
Vale Overseas Ltd., 4.625%, 2020	316,000	333,470

		$3,854,781
Mortgage-Backed - 4.4%
Fannie Mae, 4.763%, 2012	$921,551	$927,137
Fannie Mae, 4.518%, 2013	58,618	59,854
Fannie Mae, 5.37%, 2013	255,071	261,098
Fannie Mae, 4.78%, 2015	336,508	368,202
Fannie Mae, 4.79%, 2015	353,903	387,165
Fannie Mae, 4.856%, 2015	266,138	290,851
Fannie Mae, 5.5%, 2015	257,102	279,594
Fannie Mae, 5.09%, 2016	362,000	404,942
Fannie Mae, 5.423%, 2016	314,610	357,571
Fannie Mae, 4.989%, 2017	234,470	252,939
Fannie Mae, 5.05%, 2017	321,291	359,947
Fannie Mae, 2.578%, 2018	900,000	933,534
Fannie Mae, 3.84%, 2018	398,268	439,701
Fannie Mae, 5.16%, 2018	757,543	846,889
Fannie Mae, 5.1%, 2019	334,417	382,491
Fannie Mae, 5.18%, 2019	334,606	383,904
Fannie Mae, 6.16%, 2019	257,422	296,302
Fannie Mae, 4.5%, 2025 - 2041	3,196,712	3,420,077
Fannie Mae, 6%, 2037 - 2038	1,324,389	1,457,363
Fannie Mae, 5%, 2040	6,174,463	6,720,960
Freddie Mac, 3.882%, 2017	733,000	809,535
Freddie Mac, 2.412%, 2018 (n)	802,000	826,435
Freddie Mac, 5.085%, 2019	589,000	687,298
Freddie Mac, 3.32%, 2020	584,810	631,619
Freddie Mac, 5%, 2022 - 2028	711,957	762,368
Freddie Mac, 5.5%, 2037	1,080,245	1,184,197
Freddie Mac, 4.5%, 2040	8,074,917	8,599,392
Ginnie Mae, 5%, 2040 - 2041	2,677,839	2,968,272

		$35,299,637
Natural Gas - Pipeline - 0.1%
Energy Transfer Partners LP, 4.65%, 2021	$884,000	$902,474

Oil Services - 0.1%
Transocean, Inc., 6.5%, 2020	$720,000	$797,350

Other Banks & Diversified Financials - 0.4%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	$1,000,000	$931,165
Capital One Financial Corp., 8.8%, 2019	750,000	907,037
Citigroup, Inc., 6.125%, 2018	1,250,000	1,373,553

		$3,211,755

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - 0.2%
Simon Property Group, Inc., REIT, 5.65%, 2020	$1,140,000	$1,346,745

Retailers - 0.2%
Home Depot, Inc., 5.95%, 2041	$678,000	$870,948
Limited Brands, Inc., 7%, 2020	740,000	821,400

		$1,692,348
Telecommunications - Wireless - 0.1%
America Movil S.A.B. de C.V., 2.375%, 2016	$200,000	$202,563
Crown Castle Towers LLC, 6.113%, 2020 (n)	615,000	689,789

		$892,352
Tobacco - 0.1%
Altria Group, Inc., 9.7%, 2018	$820,000	$1,129,303

U.S. Government Agencies and Equivalents - 0.6%
Aid-Egypt, 4.45%, 2015	$1,113,000	$1,255,831
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	527,000	524,523
Small Business Administration, 5.09%, 2025	121,132	133,420
Small Business Administration, 5.21%, 2026	1,544,204	1,723,614
Small Business Administration, 5.31%, 2027	785,825	880,787

		$4,518,175
U.S. Treasury Obligations - 1.9%
U.S. Treasury Bonds, 6.875%, 2025	$1,844,000	$2,847,250
U.S. Treasury Bonds, 4.5%, 2039	3,162,600	4,155,852
U.S. Treasury Notes, 4.75%, 2017	4,968,000	6,021,370
U.S. Treasury Notes, 3.5%, 2020	1,529,000	1,771,729

		$14,796,201
Utilities - Electric Power - 0.4%
Enel Finance International S.A., 6%, 2039 (n)	$731,000	$621,668
Progress Energy, Inc., 7.05%, 2019	1,160,000	1,450,220
TECO Energy, Inc., 6.572%, 2017	780,000	930,008

		$3,001,896
Total Bonds		$299,009,518

Money Market Funds - 3.9%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	31,319,909	$31,319,909

Collateral for Securities Loaned - 0.1%
Morgan Stanley Repurchase Agreement, 0.20%, dated 1/31/12, due 2/01/12, total to be received $850,127 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $867,124 in an individually traded account), at Value	$850,122	$850,122
Total Investments		$797,364,580

Other Assets, Less Liabilities - 0.0%		49,153
Net Assets - 100.0%		$797,413,733

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $25,988,197, representing 3.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ABN Amro Bank N.V., 4.25%, 2017	1/30/12	$454,554	$455,196
Bayview Commercial Asset Trust, FRN, 1.7%, 2023	5/25/06	506,329	523,755
Commercial Mortgage Asset Trust, FRN, 0.736%, 2032	8/25/03	116,821	103,261
First Union National Bank Commercial Mortgage, FRN, 1.788%, 2043	12/11/03	1,798	449
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	482,300	474,547
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022	1/18/12-1/20/12	429,257	437,854
Republic of Lithuania, 6.625%, 2022	1/25/12	1,082,194	1,110,405
SABMiller Holdings, Inc., 3.75%, 2022	1/10/12	227,909	238,388
Total Restricted Securities			$3,343,855
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand

Derivative Contracts at 1/31/12

Forward Foreign Currency Exchange Contracts at 1/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Westpac Banking Corp.	267,000	4/12/12	$279,744	$281,295	$1,551
BUY	CAD	Credit Suisse Group	64,000	4/12/12	62,625	63,725	1,100
BUY	CAD	UBS AG	378,000	4/12/12	375,925	376,378	453

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	CHF	Credit Suisse Group	88,000	4/12/12	$95,670	$95,710	$40
BUY	CHF	JPMorgan Chase Bank N.A.	40,000	4/12/12	41,931	43,505	1,574
BUY	CHF	Merrill Lynch International Bank	2,151,000	4/12/12	2,260,958	2,339,467	78,509
BUY	DKK	Merrill Lynch International Bank	540,513	4/12/12	92,782	95,160	2,378
BUY	EUR	Barclays Bank PLC	581,000	4/12/12	746,289	760,144	13,855
BUY	EUR	Citibank N.A.	1,510,897	4/12/12	1,944,612	1,976,763	32,151
BUY	EUR	Deutsche Bank AG	747,287	4/12/12	965,228	977,703	12,475
BUY	EUR	Merrill Lynch International Bank	175,000	4/12/12	224,038	228,959	4,921
SELL	EUR	Citibank N.A.	3,351,677	4/12/12	4,406,310	4,385,122	21,188
BUY	GBP	Barclays Bank PLC	139,000	4/12/12	215,075	218,910	3,835
BUY	GBP	Credit Suisse Group	526,000	4/12/12	823,851	828,392	4,541
BUY	GBP	Goldman Sachs International	42,000	4/12/12	64,692	66,146	1,454
BUY	GBP	JPMorgan Chase Bank N.A.	47,000	4/12/12	73,210	74,020	810
BUY	HUF	JPMorgan Chase Bank N.A.	58,470,000	2/09/12	258,726	259,657	931
BUY	JPY	Barclays Bank PLC	250,022,000	4/12/12	3,221,506	3,283,116	61,610
BUY	JPY	Citibank N.A.	8,921,000	4/12/12	116,191	117,145	954
BUY	JPY	Credit Suisse Group	6,923,000	4/12/12	89,937	90,908	971
BUY	JPY	Deutsche Bank AG	18,437,000	4/12/12	239,663	242,102	2,439
BUY	JPY	JPMorgan Chase Bank N.A.	2,080,999,169	4/12/12	27,039,661	27,326,244	286,583
BUY	JPY	Merrill Lynch International Bank	10,877,000	4/12/12	142,717	142,830	113
BUY	JPY	UBS AG	67,219,628	4/12/12	873,456	882,681	9,225
BUY	KRW	JPMorgan Chase Bank N.A.	3,411,745,000	3/20/12	2,943,952	3,026,316	82,364
BUY	MXN	JPMorgan Chase Bank N.A.	9,812,000	2/13/12	740,472	752,111	11,639
BUY	MYR	Barclays Bank PLC	1,885,864	2/21/12	590,813	619,086	28,273
BUY	NOK	Citibank N.A.	355,000	4/12/12	60,077	60,340	263
BUY	NZD	Citibank N.A.	26,000	4/12/12	20,849	21,367	518
BUY	NZD	Westpac Banking Corp.	24,000	4/12/12	19,564	19,724	160
BUY	PLN	Deutsche Bank AG	1,247,000	2/15/12	381,217	385,926	4,709
BUY	PLN	Goldman Sachs International	1,247,000	2/15/12	381,719	385,926	4,207
BUY	SGD	Barclays Bank PLC	997,000	4/12/12	782,452	792,729	10,277
BUY	SGD	Deutsche Bank AG	547,000	4/12/12	421,437	434,927	13,490
BUY	THB	HSBC Bank	20,043,000	3/20/12	627,507	644,242	16,735
BUY	ZAR	Barclays Bank PLC	384,000	4/12/12	47,795	48,590	795
BUY	ZAR	Deutsche Bank AG	5,368,933	4/12/12	647,101	679,365	32,264

							$749,355

Liability Derivatives
BUY	AUD	Barclays Bank PLC	27,000	4/12/12	$28,519	$28,446	$(73)
SELL	AUD	Westpac Banking Corp.	3,064,946	4/12/12	3,110,059	3,229,048	(118,989)
SELL	CAD	Goldman Sachs International	7,615,037	4/12/12	7,407,263	7,582,358	(175,095)
SELL	CHF	Citibank N.A.	11,000	4/12/12	11,701	11,964	(263)
BUY	CZK	Citibank N.A.	7,375,000	4/12/12	385,041	380,927	(4,114)
BUY	DKK	Credit Suisse Group	344,000	4/12/12	60,738	60,563	(175)
SELL	DKK	Royal Bank of Scotland Group PLC	244,000	4/12/12	42,032	42,958	(926)
BUY	EUR	Barclays Bank PLC	620,000	4/12/12	816,426	811,169	(5,257)
BUY	EUR	Citibank N.A.	474,000	4/12/12	622,584	620,152	(2,432)
BUY	EUR	Deutsche Bank AG	2,946,000	4/12/12	3,865,338	3,854,360	(10,978)
BUY	EUR	UBS AG	17,123,228	3/15/12-4/12/12	22,909,281	22,400,257	(509,024)
SELL	EUR	Deutsche Bank AG	350,000	4/12/12	445,513	457,918	(12,405)
SELL	EUR	HSBC Bank, N.A.	5,428,545	4/12/12	6,912,654	7,102,363	(189,709)
SELL	EUR	JPMorgan Chase Bank N.A.	1,595,649	4/12/12	2,046,479	2,087,646	(41,167)
SELL	EUR	Merrill Lynch International Bank	164,000	4/12/12	208,015	214,567	(6,552)
SELL	EUR	UBS AG	2,993,754	4/12/12	3,871,749	3,916,839	(45,090)
SELL	GBP	Barclays Bank PLC	3,408,087	4/12/12	5,309,743	5,367,363	(57,620)
SELL	GBP	Deutsche Bank AG	1,523,793	4/12/12	2,352,996	2,399,807	(46,811)
SELL	HUF	Citibank N.A.	58,219,000	2/09/12	242,086	258,542	(16,456)

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	JPY	Citibank N.A.	92,577,131	4/12/12	$1,206,438	$1,215,659	$(9,221)
SELL	JPY	Credit Suisse Group	39,478,000	4/12/12	514,112	518,398	(4,286)
SELL	JPY	UBS AG	7,386,000	4/12/12	96,779	96,988	(209)
SELL	KRW	JPMorgan Chase Bank N.A.	188,656,000	3/20/12	166,532	167,343	(811)
SELL	MXN	Deutsche Bank AG	4,166,629	2/13/12	302,803	319,381	(16,578)
SELL	MXN	JPMorgan Chase Bank N.A.	4,166,629	2/13/12	302,829	319,381	(16,552)
BUY	NOK	Deutsche Bank AG	224,000	4/12/12	38,187	38,074	(113)
SELL	NOK	Citibank N.A.	413,000	4/12/12	68,773	70,199	(1,426)
SELL	NOK	Credit Suisse Group	13,015,150	4/12/12	2,158,471	2,212,211	(53,740)
SELL	NZD	Royal Bank of Scotland Group PLC	657,704	4/12/12	513,024	540,516	(27,492)
BUY	PLN	Citibank N.A.	1,438,000	4/12/12	443,131	442,381	(750)
SELL	PLN	Citibank N.A.	1,454,000	4/12/12	409,595	447,303	(37,708)
BUY	SEK	Barclays Bank PLC	472,000	4/12/12	69,726	69,169	(557)
BUY	SEK	Deutsche Bank AG	837,000	4/12/12	123,811	122,658	(1,153)
SELL	SEK	Goldman Sachs International	12,013,367	4/12/12	1,728,318	1,760,494	(32,176)
SELL	SEK	Merrill Lynch International Bank	12,013,367	4/12/12	1,727,867	1,760,494	(32,627)

							$(1,478,535)

At January 31, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative

Supplemental Information (unaudited) – continued

instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$466,185,031	$—	$—	$466,185,031
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	19,314,376	—	19,314,376
Non-U.S.Sovereign Debt	—	176,267,266	—	176,267,266
Corporate Bonds	—	36,611,097	—	36,611,097
Residential Mortgage-Backed Securities	—	35,299,637	—	35,299,637
Commercial Mortgage-Backed Securities	—	11,032,828	—	11,032,828
Asset-Backed Securities (including CDOs)	—	474,547	—	474,547
Foreign Bonds	—	20,009,767	—	20,009,767
Short Term Securities	—	850,122	—	850,122
Mutual Funds	31,319,909	—	—	31,319,909
Total Investments	$497,504,940	$299,859,640	$—	$797,364,580

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(729,180)	$—	$(729,180)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $223,011,480 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$736,793,434
Gross unrealized appreciation	$77,470,274
Gross unrealized depreciation	(16,899,128)
Net unrealized appreciation (depreciation)	$60,571,146

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	35,323,208	40,402,000	(44,405,299)	31,319,909

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,983	$31,319,909

Supplemental Information (unaudited) – continued

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2012, are as follows:

United States	44.5%
Japan	12.7%
United Kingdom	12.0%
Switzerland	4.3%
Germany	4.2%
Netherlands	3.2%
France	2.9%
Canada	2.8%
Italy	2.6%
Other Countries	10.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® Utilities Fund

QUARTERLY REPORT

January 31, 2012

PORTFOLIO OF INVESTMENTS

1/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 90.5%
Broadcasting - 0.6%
Viacom, Inc., “B”	526,720	$24,776,907

Cable TV - 10.4%
Comcast Corp., “Special A”	6,328,990	$161,325,955
Liberty Global, Inc., “A” (a)	809,200	37,126,096
Telenet Group Holding N.V.	970,818	38,439,221
Time Warner Cable, Inc.	1,036,179	76,387,116
Virgin Media, Inc.	4,940,739	117,787,218

		$431,065,606
Energy - Independent - 5.5%
Energen Corp.	407,940	$19,650,470
EQT Corp.	1,132,270	57,202,280
Occidental Petroleum Corp.	229,520	22,899,210
QEP Resources, Inc.	1,994,543	57,123,712
Williams Partners LP	630,360	39,328,160
WPX Energy, Inc. (a)	1,870,208	30,821,028

		$227,024,860
Natural Gas - Distribution - 5.2%
AGL Resources, Inc.	579,475	$24,054,007
GDF SUEZ	1,323,765	35,929,679
National Fuel Gas Co.	180,440	9,072,523
Sempra Energy	1,320,110	75,114,259
Spectra Energy Corp.	1,684,400	53,041,756
UGI Corp.	578,560	15,569,050

		$212,781,274
Natural Gas - Pipeline - 9.4%
El Paso Corp.	6,646,465	$178,590,515
El Paso Pipeline Partners LP	56,550	1,986,602
Enagas S.A.	2,926,821	58,574,951
Kinder Morgan, Inc. (l)	970,820	31,522,525
Williams Cos., Inc.	4,026,410	116,041,136

		$386,715,729
Oil Services - 0.2%
Transocean, Inc.	128,670	$6,086,091

Telecommunications - Wireless - 8.1%
American Tower Corp., REIT	672,510	$42,711,110
Cellcom Israel Ltd.	2,036,961	29,617,413
Mobile TeleSystems OJSC, ADR	1,938,455	32,488,506
MTN Group Ltd.	1,150,600	19,595,699
NII Holdings, Inc. (a)	1,752,900	35,250,819
SBA Communications Corp. (a)	938,000	42,885,360
TIM Participacoes S.A., ADR	2,721,374	78,511,640
Vodafone Group PLC	20,141,809	54,211,002

		$335,271,549
Telephone Services - 7.9%
Bezeq - The Israel Telecommunication Corp. Ltd.	18,269,280	$31,687,747
CenturyLink, Inc.	1,086,867	40,246,685

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - continued
Crown Castle International Corp. (a)	761,840	$36,934,003
Deutsche Telekom AG	1,949,490	21,925,161
Empresa Nacional de Telecomunicaciones S.A.	790,289	14,468,269
Frontier Communications Corp.	1,160,800	4,968,224
Kabel Deutschland Holding AG (a)	859,025	44,788,595
Portugal Telecom, SGPS, S.A.	670,223	3,331,404
PT XL Axiata Tbk	41,240,500	20,528,503
Telecom Italia S.p.A.	41,895,823	35,045,771
Telefonica Brasil S.A., ADR	2,608,231	72,613,151

		$326,537,513
Utilities - Electric Power - 43.2%
AES Corp. (a)	8,468,150	$108,053,594
AES Tiete S.A., IPS	1,146,818	16,415,933
Aguas Andinas S.A., “A”	58,050,081	34,492,328
American Electric Power Co., Inc.	1,836,590	72,655,500
Calpine Corp. (a)	4,008,705	58,527,093
CenterPoint Energy, Inc.	2,223,140	41,061,396
CEZ A.S.	2,009,700	81,181,125
China Hydroelectric Corp., ADR (a)	836,143	1,137,154
CMS Energy Corp.	5,585,540	121,932,338
Companhia de Saneamento Basico do Estado de Sao Paulo (a)	407,800	13,616,674
Companhia de Saneamento de Minas Gerais	1,844,700	40,849,040
Companhia Energetica de Minas Gerais, IPS	832,900	16,861,077
Companhia Paranaense de Energia, ADR	774,874	17,736,866
Companhia Paranaense de Energia, IPS	678,200	15,740,047
Constellation Energy Group, Inc.	978,073	35,631,199
E.ON AG	953,015	20,375,534
Edison International	2,439,370	100,111,745
EDP Renovaveis S.A. (a)	6,190,462	35,628,708
Empresa Electrica Del Norte Grande S.A.	6,053,243	17,466,487
Energias de Portugal S.A.	34,458,558	100,559,015
Energias do Brasil S.A.	1,457,400	33,949,279
Enersis S.A., ADR	1,390,170	25,454,013
Exelon Corp.	347,060	13,806,047
Federal Grid Co. of Unified Energy System JSC	152,368,820	1,462,741
FirstEnergy Corp.	889,280	37,545,402
Fortum Oyj	1,296,234	28,485,053
GenOn Energy, Inc. (a)	16,028,800	34,141,344
International Power PLC	9,795,621	51,772,141
ITC Holdings Corp.	80,430	5,928,495
Light S.A.	2,093,070	32,871,933
MPX Energia S.A. (a)	45,500	1,221,354
National Grid PLC	4,197,971	41,807,828
NextEra Energy, Inc.	1,205,640	72,157,554
Northeast Utilities	765,910	26,615,373
NRG Energy, Inc. (a)	3,090,056	52,160,145
NV Energy, Inc.	1,570,203	25,437,289
Oesterreichische Elektrizitaetswirtschafts AG (Verbund), “A”	311,250	8,456,102
OGE Energy Corp.	906,997	47,943,861
OJSC Enel OGK-5 (a)	66,410,462	3,652,575
PPL Corp.	1,334,900	37,096,871
Public Service Enterprise Group, Inc.	3,425,052	103,916,078
Red Electrica de Espana	1,210,237	55,667,970
RWE AG	580,657	22,208,610
SSE PLC	860,695	16,587,343
Territorial Generation Co. No. 1	13,713,194,060	4,251,090

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
Tractebel Energia S.A.	2,267,400	$39,373,235
United Utilities Group PLC	655,380	6,217,142
Wholesale Generation Co. (a)	61,491,152	3,935,434

		$1,784,155,155
Total Common Stocks		$3,734,414,684

Bonds - 0.7%
Asset-Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 4.783%, 2023 (i)(z)	$983,201	$59,090

Utilities - Electric Power - 0.7%
GenOn Energy, Inc., 9.875%, 2020	$26,938,000	$25,052,340
NRG Energy, Inc., 7.875%, 2021 (z)	6,240,000	5,928,000

		$30,980,340
Total Bonds		$31,039,430

Convertible Preferred Stocks - 3.6%
Utilities - Electric Power - 3.6%
Great Plains Energy, Inc., 12%	422,900	$26,735,738
NextEra Energy, Inc., 7%	783,000	41,146,650
PPL Corp., 8.75%	772,640	40,609,958
PPL Corp., 9.5%	725,480	39,321,016
Total Convertible Preferred Stocks		$147,813,362

Convertible Bonds - 1.3%
Cable TV - 0.8%
Virgin Media, Inc., 6.5%, 2016	$21,821,000	$33,004,263

Telecommunications - Wireless - 0.5%
SBA Communications Corp., 4%, 2014	$14,195,000	$22,747,488
Total Convertible Bonds		$55,751,751

Money Market Funds - 3.6%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	148,635,687	$148,635,687

Collateral for Securities Loaned - 0.6%
Morgan Stanley Repurchase Agreement, 0.20%, dated 1/31/12, due 2/01/12, total to be received $22,847,182 (secured by U.S. Treasury and Federal Agency obligations valued at $23,303,996 in an individually traded account), at Value	$22,847,055	$22,847,055
Total Investments		$4,140,501,969

Other Assets, Less Liabilities - (0.3)%		(13,522,615)
Net Assets - 100.0%		$4,126,979,354

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

3

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 4.783%, 2023	1/18/02	$46,527	$59,090
NRG Energy, Inc., 7.875%, 2021	1/23/12-1/24/12	5,839,076	5,928,000
Total Restricted Securities			$5,987,090
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
EUR	Euro
GBP	British Pound

Derivative Contracts at 1/31/12

Forward Foreign Currency Exchange Contracts at 1/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	BRL	Barclays Bank	27,081,000	2/02/12	$15,502,318	$15,499,656	$2,662
SELL	BRL	HSBC Bank	92,048,065	2/02/12	52,931,608	52,683,188	248,420
SELL	BRL	JPMorgan Chase Bank	246,258,131	2/02/12-4/3/12	140,418,195	139,908,976	509,219
BUY	EUR	Credit Suisse	2,234,174	4/12/12	2,879,567	2,923,052	43,485
BUY	EUR	Deutsche Bank	2,340,791	4/12/12	3,043,811	3,062,543	18,732
BUY	EUR	Goldman Sachs International	517,352	4/12/12	660,509	676,871	16,362
BUY	EUR	JPMorgan Chase Bank	1,135,985	4/12/12	1,457,945	1,486,251	28,306
BUY	EUR	Merrill Lynch International	243,116	4/12/12	311,229	318,077	6,848
SELL	EUR	Citibank	278,859	4/12/12	365,942	364,842	1,100
SELL	EUR	Credit Suisse	1,409,837	4/12/12	1,853,231	1,844,542	8,689
SELL	EUR	JPMorgan Chase Bank	807,823	4/12/12	1,058,033	1,056,905	1,128
SELL	EUR	UBS	155,881,815	3/15/12	208,577,662	203,921,158	4,656,504
BUY	GBP	Credit Suisse	967,176	4/12/12	1,523,177	1,523,196	19
BUY	GBP	JPMorgan Chase Bank	804,117	4/12/12	1,255,236	1,266,396	11,160

							$5,552,634

Liability Derivatives
BUY	BRL	Barclays Bank	27,081,000	2/02/12	$15,571,848	$15,499,657	$(72,191)
BUY	BRL	HSBC Bank	92,048,065	2/02/12	52,928,564	52,683,188	(245,376)
BUY	BRL	JPMorgan Chase Bank	127,129,065	2/02/12	72,853,333	72,761,599	(91,734)
SELL	BRL	JPMorgan Chase Bank	8,000,000	2/02/12	4,500,704	4,578,755	(78,051)
BUY	EUR	Deutsche Bank	1,662,343	4/12/12	2,190,087	2,174,904	(15,183)
SELL	EUR	Barclays Bank	7,550,421	4/12/12	9,608,498	9,878,492	(269,994)
SELL	EUR	Credit Suisse	24,960,227	4/12/12	31,903,627	32,656,379	(752,752)
SELL	EUR	Deutsche Bank	25,908,122	4/12/12	32,986,529	33,896,545	(910,016)
SELL	EUR	HSBC Bank	5,702,594	4/12/12	7,262,526	7,460,912	(198,386)
SELL	EUR	JPMorgan Chase Bank	21,423,822	4/12/12	27,295,263	28,029,572	(734,309)

4

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	EUR	Merrill Lynch International	12,457,621	4/12/12	$15,861,255	$16,298,762	$(437,507)
SELL	GBP	Barclays Bank	56,508,469	4/12/12	87,302,317	88,994,622	(1,692,305)
SELL	GBP	Credit Suisse	1,582,799	4/12/12	2,423,297	2,492,734	(69,437)
SELL	GBP	Deutsche Bank	52,866,937	4/12/12	81,635,538	83,259,609	(1,624,071)

							$(7,191,312)

At January 31, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

1/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts.

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Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of January 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,501,037,505	$—	$—	$2,501,037,505
Brazil	379,760,228	—	—	379,760,228
United Kingdom	170,595,457	—	—	170,595,457
Portugal	139,519,127	—	—	139,519,127
Spain	114,242,921	—	—	114,242,921
Germany	109,297,900	—	—	109,297,900
Chile	91,881,097	—	—	91,881,097
Czech Republic	81,181,125	—	—	81,181,125
Israel	61,305,160	—	—	61,305,160
Other Countries	229,156,436	4,251,090	—	233,407,526
Corporate Bonds	—	86,732,091	—	86,732,091
Commercial Mortgage-Backed Securities	—	59,090	—	59,090
Short Term Securities	—	22,847,055	—	22,847,055
Mutual Funds	148,635,687	—	—	148,635,687
Total Investments	$4,026,612,643	$113,889,326	$—	$4,140,501,969

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,638,678)	$—	$(1,638,678)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $4,251,090 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $731,271,432 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,743,142,322
Gross unrealized appreciation	$588,818,123
Gross unrealized depreciation	(191,458,476)
Net unrealized appreciation (depreciation)	$397,359,647

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	72,861,985	289,734,598	(213,960,896)	148,635,687

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$26,530	$148,635,687

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Supplemental Information (unaudited) – continued

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2012, are as follows:

United States	66.5%
Brazil	9.2%
United Kingdom	4.1%
Portugal	3.4%
Spain	2.8%
Germany	2.6%
Chile	2.2%
Czech Republic	2.0%
Israel	1.5%
Other Countries	5.7%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VI

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 19, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2012

*	Print name and title of each signing officer under his or her signature.